UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

December 31, 2013

Capital Preservation - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY BILLS(1) — 82.5%

U.S. Treasury Bills, 0.03%, 1/9/14	75,000,000	74,999,583
U.S. Treasury Bills, 0.04%, 1/9/14	63,000,000	62,999,510
U.S. Treasury Bills, 0.08%, 1/9/14	25,000,000	24,999,583
U.S. Treasury Bills, 0.11%, 1/16/14	100,000,000	99,995,417
U.S. Treasury Bills, 0.04%, 1/23/14	250,000,000	249,994,653
U.S. Treasury Bills, 0.05%, 1/30/14	150,000,000	149,994,563
U.S. Treasury Bills, 0.07%, 2/13/14	100,000,000	99,991,340
U.S. Treasury Bills, 0.08%, 2/13/14	150,000,000	149,986,563
U.S. Treasury Bills, 0.08%, 2/20/14	100,000,000	99,988,889
U.S. Treasury Bills, 0.04%, 2/27/14	205,000,000	204,987,017
U.S. Treasury Bills, 0.08%, 2/27/14	184,950,000	184,926,573
U.S. Treasury Bills, 0.05%, 3/6/14	30,000,000	29,997,333
U.S. Treasury Bills, 0.06%, 3/6/14	100,000,000	99,988,889
U.S. Treasury Bills, 0.07%, 3/6/14	98,320,000	98,307,765
U.S. Treasury Bills, 0.08%, 3/6/14	1,680,000	1,679,776
U.S. Treasury Bills, 0.09%, 3/6/14	17,000,000	16,997,431
U.S. Treasury Bills, 0.07%, 3/13/14	138,540,000	138,520,874
U.S. Treasury Bills, 0.07%, 3/20/14	50,000,000	49,992,958
U.S. Treasury Bills, 0.07%, 3/27/14	200,000,000	199,968,125
U.S. Treasury Bills, 0.06%, 4/10/14	25,000,000	24,995,875
U.S. Treasury Bills, 0.13%, 4/24/14	25,000,000	24,989,798

TOTAL U.S. TREASURY BILLS		2,088,302,515

U.S. TREASURY NOTES(1) — 16.1%

U.S. Treasury Notes, 1.25%, 2/15/14	40,000,000	40,056,048
U.S. Treasury Notes, 4.00%, 2/15/14	50,000,000	50,239,100
U.S. Treasury Notes, 1.875%, 2/28/14	75,000,000	75,212,868
U.S. Treasury Notes, 1.25%, 3/15/14	50,000,000	50,120,829
U.S. Treasury Notes, 0.25%, 3/31/14	120,000,000	120,047,715
U.S. Treasury Notes, 2.25%, 5/31/14	25,000,000	25,219,384
U.S. Treasury STRIPS - COUPON, 0.00%, 2/15/14(2)	44,768,000	44,763,928

TOTAL U.S. TREASURY NOTES		405,659,872

TEMPORARY CASH INVESTMENTS — 0.1%

SSgA U.S. Government Money Market Fund	2,688,112	2,688,112

TOTAL INVESTMENT SECURITIES — 98.7%		2,496,650,499

OTHER ASSETS AND LIABILITIES — 1.3%		33,795,909

NET ASSETS — 100.0%		$2,530,446,408

Notes to Schedule of Investments
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Bills	—	2,088,302,515	—
U.S. Treasury Notes	—	405,659,872	—
Temporary Cash Investments	2,688,112	—	—

Total Value of Investment Securities	2,688,112	2,493,962,387	—

3. Federal Tax Information

As of December 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,496,650,499

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

December 31, 2013

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 101.7%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.9%
GNMA, VRN, 1.625%, 1/20/14	16,490,311	17,093,066
GNMA, VRN, 1.625%, 1/20/14	25,628,166	26,614,447

		43,707,513

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 98.8%
GNMA, 3.00%, 1/21/14(2)	85,000,000	82,111,326
GNMA, 3.00%, 4/20/43	19,287,451	18,678,381
GNMA, 3.50%, 1/21/14(2)	205,000,000	206,673,641
GNMA, 3.50%, 12/20/41 to 5/20/43	177,836,927	179,741,826
GNMA, 4.00%, 12/20/39 to 6/20/42	295,822,981	308,448,824
GNMA, 4.50%, 1/21/14(2)	90,000,000	96,053,904
GNMA, 4.50%, 7/15/33 to 3/20/42	179,175,508	192,428,867
GNMA, 5.00%, 6/15/33 to 5/20/41	137,061,299	149,766,608
GNMA, 5.50%, 4/15/33 to 8/15/39	145,022,568	161,199,190
GNMA, 6.00%, 7/20/16 to 2/20/39	70,755,073	79,346,902
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	18,064,894	20,431,466
GNMA, 7.00%, 11/15/22 to 12/20/29	5,068,996	5,693,706
GNMA, 7.25%, 4/15/23 to 6/15/23	47,023	48,528
GNMA, 7.50%, 6/15/17 to 11/15/31	4,095,839	4,452,173
GNMA, 7.65%, 6/15/16 to 12/15/16	40,248	40,471
GNMA, 7.75%, 11/15/22	31,907	32,520
GNMA, 7.77%, 4/15/20 to 6/15/20	122,658	128,408
GNMA, 7.89%, 9/20/22	10,930	10,993
GNMA, 7.98%, 6/15/19	21,278	21,403
GNMA, 8.00%, 2/20/17 to 7/20/30	1,169,727	1,268,820
GNMA, 8.15%, 2/15/21	43,280	44,343
GNMA, 8.25%, 4/15/17 to 2/15/22	275,123	285,133
GNMA, 8.35%, 11/15/20	14,920	15,009
GNMA, 8.50%, 4/20/16 to 12/15/30	940,115	1,023,064
GNMA, 8.75%, 3/20/17 to 7/15/27	97,281	100,198
GNMA, 9.00%, 7/20/15 to 1/15/25	544,339	582,203
GNMA, 9.25%, 9/15/16 to 3/15/25	119,489	121,492
GNMA, 9.50%, 5/15/16 to 7/20/25	235,469	243,190
GNMA, 9.75%, 8/15/17 to 11/20/21	54,347	57,440
GNMA, 10.00%, 3/15/16 to 11/20/21	11,188	11,621
GNMA, 10.25%, 2/15/19	5,623	5,666
GNMA, 10.50%, 9/15/15 to 4/20/19	21,514	21,926
GNMA, 11.00%, 2/15/16 to 6/15/20	25,315	25,831
GNMA, 11.25%, 2/20/16	833	840
GNMA, 13.00%, 9/15/14 to 8/15/15	3,495	3,525
GNMA, 13.50%, 8/15/14	593	597

		1,509,120,035

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,546,597,340)		1,552,827,548

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 13.3%

GNMA, Series 1998-17, Class F, VRN, 0.67%, 1/16/14	206,510	207,360
GNMA, Series 1998-6, Class FA, VRN, 0.68%, 1/16/14	1,764,260	1,784,548
GNMA, Series 1999-43, Class FB, VRN, 0.52%, 1/16/14	5,554,914	5,583,016
GNMA, Series 2000-22, Class FG, VRN, 0.37%, 1/16/14	54,317	54,478
GNMA, Series 2001-59, Class FD, VRN, 0.67%, 1/16/14	927,715	938,812
GNMA, Series 2001-62, Class FB, VRN, 0.67%, 1/16/14	1,877,657	1,900,143
GNMA, Series 2002-13, Class FA, VRN, 0.67%, 1/16/14	1,152,558	1,163,738
GNMA, Series 2002-24, Class FA, VRN, 0.67%, 1/16/14	2,149,125	2,169,521
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.52%, 1/20/14	732,986	739,745
GNMA, Series 2002-31, Class FW, VRN, 0.57%, 1/16/14	695,734	702,268
GNMA, Series 2003-110, Class F, VRN, 0.57%, 1/20/14	2,900,916	2,917,323
GNMA, Series 2003-42, Class FW, VRN, 0.52%, 1/20/14	1,067,740	1,072,117
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	5,972,276	6,175,987
GNMA, Series 2003-66, Class HF, VRN, 0.62%, 1/20/14	1,843,567	1,858,899
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	8,841,783	9,185,980
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.42%, 1/16/14	1,358,504	1,365,401
GNMA, Series 2004-76, Class F, VRN, 0.57%, 1/20/14	2,560,874	2,570,344
GNMA, Series 2004-80, Class FM, VRN, 0.47%, 1/20/14	646,733	646,930
GNMA, Series 2005-13, Class FA, VRN, 0.37%, 1/20/14	7,497,063	7,506,640
GNMA, Series 2007-5, Class FA, VRN, 0.31%, 1/20/14	8,281,695	8,243,169
GNMA, Series 2007-58, Class FC, VRN, 0.67%, 1/20/14	4,500,902	4,538,834
GNMA, Series 2007-74, Class FL, VRN, 0.63%, 1/16/14	10,603,310	10,677,273
GNMA, Series 2008-18, Class FH, VRN, 0.77%, 1/20/14	7,125,239	7,224,237
GNMA, Series 2008-2, Class LF, VRN, 0.63%, 1/20/14	5,030,387	5,069,251
GNMA, Series 2008-27, Class FB, VRN, 0.72%, 1/20/14	13,779,364	13,927,286
GNMA, Series 2008-61, Class KF, VRN, 0.84%, 1/20/14	7,233,861	7,349,733
GNMA, Series 2008-73, Class FK, VRN, 0.93%, 1/20/14	8,840,218	9,056,428
GNMA, Series 2008-75, Class F, VRN, 0.70%, 1/20/14	9,835,615	9,946,630
GNMA, Series 2008-88, Class UF, VRN, 1.17%, 1/20/14	6,597,396	6,794,767
GNMA, Series 2009-109, Class FA, VRN, 0.57%, 1/16/14	1,933,671	1,943,410
GNMA, Series 2009-127, Class FA, VRN, 0.72%, 1/20/14	9,017,148	9,112,504
GNMA, Series 2009-45, Class PA, 4.50%, 1/16/31	937,605	937,520
GNMA, Series 2009-58, Class MB, 4.50%, 2/16/33	11,150,000	11,333,234
GNMA, Series 2009-66, Class MA SEQ, 5.00%, 8/16/34	1,676,759	1,684,471
GNMA, Series 2009-76, Class FB, VRN, 0.77%, 1/16/14	6,055,040	6,102,623
GNMA, Series 2009-92, Class FJ, VRN, 0.85%, 1/16/14	3,932,503	4,001,419
GNMA, Series 2010-14, Class QF, VRN, 0.62%, 1/16/14	19,933,803	20,058,439
GNMA, Series 2010-25, Class FB, VRN, 0.72%, 1/16/14	15,939,368	16,068,437

TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $202,099,087)		202,612,915

U.S. TREASURY SECURITIES — 6.5%

U.S. Treasury Notes, 0.125%, 7/31/14	40,000,000	40,007,040
U.S. Treasury Notes, 0.25%, 8/31/14	40,000,000	40,036,720
U.S. Treasury Notes, 0.50%, 10/15/14	20,000,000	20,057,820

TOTAL U.S. TREASURY SECURITIES (Cost $100,033,524)		100,101,580

TEMPORARY CASH INVESTMENTS — 3.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $9,058,341), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $8,883,266)		8,883,266
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $10,875,215), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $10,659,919)		10,659,919
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $3,986,378), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $3,908,637)		3,908,637
SSgA U.S. Government Money Market Fund	31,229,881	31,229,881

TOTAL TEMPORARY CASH INVESTMENTS (Cost $54,681,703)		54,681,703

TOTAL INVESTMENT SECURITIES — 125.1% (Cost $1,903,411,654)		1,910,223,746

OTHER ASSETS AND LIABILITIES(4) — (25.1)%		(382,847,272)

TOTAL NET ASSETS — 100.0%		$1,527,376,474

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
157	U.S. Treasury 5-Year Notes	March 2014	18,732,062	244,962
99	U.S. Treasury 10-Year Notes	March 2014	12,181,641	233,527
52	U.S. Treasury Long Bonds	March 2014	6,672,250	73,567
			37,585,953	552,056

Notes to Schedule of Investments
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $3,483,684.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,552,827,548	—
U.S. Government Agency Collateralized Mortgage Obligations	—	202,612,915	—
U.S. Treasury Securities	—	100,101,580	—
Temporary Cash Investments	31,229,881	23,451,822	—

Total Value of Investment Securities	31,229,881	1,878,993,865	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	552,056	—	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,903,411,654
Gross tax appreciation of investments	$34,020,833
Gross tax depreciation of investments	(27,208,741)
Net tax appreciation (depreciation) of investments	$6,812,092

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

December 31, 2013

Government Bond - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 50.5%

U.S. Treasury Bonds, 10.625%, 8/15/15	6,250,000	7,291,994
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	19,803,886
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,429,490
U.S. Treasury Bonds, 6.75%, 8/15/26	1,500,000	2,036,953
U.S. Treasury Bonds, 6.125%, 11/15/27	1,100,000	1,428,368
U.S. Treasury Bonds, 5.50%, 8/15/28	2,500,000	3,075,390
U.S. Treasury Bonds, 5.25%, 2/15/29	5,000,000	6,005,470
U.S. Treasury Bonds, 5.375%, 2/15/31	4,200,000	5,135,155
U.S. Treasury Bonds, 4.375%, 11/15/39	11,200,000	12,131,000
U.S. Treasury Bonds, 4.625%, 2/15/40	10,000,000	11,253,910
U.S. Treasury Bonds, 4.375%, 5/15/41	8,000,000	8,650,000
U.S. Treasury Bonds, 2.75%, 11/15/42	2,500,000	1,968,750
U.S. Treasury Bonds, 3.125%, 2/15/43	7,500,000	6,396,090
U.S. Treasury Bonds, 2.875%, 5/15/43	13,800,000	11,140,271
U.S. Treasury Bonds, 3.75%, 11/15/43	1,500,000	1,444,101
U.S. Treasury Notes, 0.25%, 1/31/14	10,000,000	10,002,150
U.S. Treasury Notes, 1.25%, 3/15/14	8,000,000	8,019,216
U.S. Treasury Notes, 1.25%, 4/15/14	21,000,000	21,069,321
U.S. Treasury Notes, 0.625%, 7/15/14	10,000,000	10,028,520
U.S. Treasury Notes, 0.50%, 10/15/14	5,000,000	5,014,455
U.S. Treasury Notes, 2.25%, 1/31/15	30,000,000	30,671,490
U.S. Treasury Notes, 0.375%, 3/15/15	35,000,000	35,075,180
U.S. Treasury Notes, 0.25%, 5/31/15	15,000,000	15,007,905
U.S. Treasury Notes, 0.375%, 11/15/15(1)	7,000,000	7,005,061
U.S. Treasury Notes, 1.50%, 7/31/16	10,000,000	10,228,520
U.S. Treasury Notes, 4.875%, 8/15/16	14,000,000	15,555,862
U.S. Treasury Notes, 0.875%, 11/30/16	22,000,000	22,072,182
U.S. Treasury Notes, 0.625%, 12/15/16	39,500,000	39,337,971
U.S. Treasury Notes, 0.875%, 1/31/17	16,200,000	16,217,723
U.S. Treasury Notes, 0.875%, 2/28/17	9,800,000	9,798,471
U.S. Treasury Notes, 0.75%, 6/30/17	17,000,000	16,821,364
U.S. Treasury Notes, 0.50%, 7/31/17	5,000,000	4,894,140
U.S. Treasury Notes, 2.375%, 7/31/17	24,000,000	25,075,320
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	13,499,294
U.S. Treasury Notes, 0.75%, 10/31/17	33,800,000	33,182,102
U.S. Treasury Notes, 1.875%, 10/31/17	35,000,000	35,875,000
U.S. Treasury Notes, 0.875%, 1/31/18	21,500,000	21,085,114
U.S. Treasury Notes, 2.625%, 4/30/18	2,000,000	2,098,438
U.S. Treasury Notes, 1.00%, 5/31/18	20,440,000	19,988,092
U.S. Treasury Notes, 1.375%, 7/31/18	16,000,000	15,849,376
U.S. Treasury Notes, 1.375%, 9/30/18	8,000,000	7,898,440
U.S. Treasury Notes, 1.25%, 10/31/18	17,200,000	16,853,988
U.S. Treasury Notes, 1.25%, 11/30/18	2,700,000	2,640,832
U.S. Treasury Notes, 1.375%, 11/30/18	12,000,000	11,815,308
U.S. Treasury Notes, 3.625%, 2/15/21	6,000,000	6,468,282
U.S. Treasury Notes, 2.125%, 8/15/21	11,000,000	10,642,071
U.S. Treasury Notes, 2.00%, 2/15/22	10,000,000	9,475,780
U.S. Treasury Notes, 1.75%, 5/15/23	12,000,000	10,797,660
U.S. Treasury Notes, 2.75%, 11/15/23	12,000,000	11,719,692

TOTAL U.S. TREASURY SECURITIES (Cost $636,121,913)		638,975,148

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 46.9%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.2%
FHLMC, VRN, 2.07%, 1/15/14	4,474,190	4,486,956
FHLMC, VRN, 2.26%, 1/15/14	2,715,185	2,882,604
FHLMC, VRN, 2.36%, 1/15/14	3,711,418	3,648,989
FHLMC, VRN, 2.37%, 1/15/14	4,840,549	4,747,284
FHLMC, VRN, 2.57%, 1/15/14	1,817,087	1,907,208
FHLMC, VRN, 2.61%, 1/15/14	1,370,069	1,461,037
FHLMC, VRN, 2.67%, 1/15/14	5,050,450	5,205,495
FHLMC, VRN, 2.89%, 1/15/14	10,482,620	10,591,748
FHLMC, VRN, 3.43%, 1/15/14	1,040,651	1,107,944
FHLMC, VRN, 3.59%, 1/15/14	2,670,621	2,842,068
FHLMC, VRN, 3.76%, 1/15/14	3,837,482	4,005,575
FHLMC, VRN, 4.05%, 1/15/14	687,004	726,437
FHLMC, VRN, 4.68%, 1/15/14	1,614,196	1,731,373
FHLMC, VRN, 5.22%, 1/15/14	1,669,415	1,752,831
FHLMC, VRN, 5.58%, 1/15/14	3,254,148	3,491,509
FNMA, VRN, 1.90%, 1/25/14	2,468,949	2,609,497
FNMA, VRN, 1.94%, 1/25/14	2,723,986	2,892,870
FNMA, VRN, 2.37%, 1/25/14	1,207,304	1,280,655
FNMA, VRN, 2.57%, 1/25/14	918,274	984,631
FNMA, VRN, 2.74%, 1/25/14	2,181,533	2,255,833
FNMA, VRN, 3.02%, 1/25/14	3,592,102	3,643,927
FNMA, VRN, 3.32%, 1/25/14	4,058,170	4,179,966
FNMA, VRN, 3.36%, 1/25/14	1,875,914	2,003,853
FNMA, VRN, 3.60%, 1/25/14	2,113,195	2,249,348
FNMA, VRN, 3.93%, 1/25/14	2,212,586	2,365,864
FNMA, VRN, 5.33%, 1/25/14	1,370,878	1,473,790
FNMA, VRN, 6.05%, 1/25/14	3,611,319	3,938,836
GNMA, VRN, 1.625%, 1/20/14	730,614	758,288
GNMA, VRN, 1.625%, 1/20/14	719,486	746,743
GNMA, VRN, 1.625%, 1/20/14	1,406,271	1,459,577
GNMA, VRN, 1.625%, 1/20/14	815,163	846,052
GNMA, VRN, 1.625%, 1/20/14	987,157	1,024,897
GNMA, VRN, 1.625%, 1/20/14	1,849,380	1,923,074
GNMA, VRN, 1.625%, 1/20/14	2,001,744	2,078,282
GNMA, VRN, 2.125%, 1/20/14	1,347,160	1,400,725

		90,705,766

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 39.7%
FHLMC, 4.50%, 1/1/19	734,066	779,404
FHLMC, 5.00%, 5/1/23	4,297,332	4,642,993
FHLMC, 5.50%, 10/1/34	628,659	689,780
FHLMC, 5.50%, 4/1/38	8,417,299	9,189,578
FHLMC, 4.00%, 12/1/40	2,711,460	2,794,391
FHLMC, 4.00%, 4/1/41	11,551,007	11,929,068
FHLMC, 6.50%, 7/1/47	52,882	57,011
FNMA, 3.00%, 1/13/14(3)	20,000,000	18,992,188

FNMA, 3.50%, 1/13/14(3)	27,500,000	27,325,977
FNMA, 4.00%, 1/13/14(3)	44,500,000	45,821,094
FNMA, 4.50%, 1/13/14(3)	45,000,000	47,694,726
FNMA, 5.00%, 1/13/14(3)	27,000,000	29,326,647
FNMA, 5.50%, 1/13/14(3)	15,000,000	16,501,761
FNMA, 4.50%, 6/1/18	435,275	464,047
FNMA, 4.50%, 5/1/19	2,353,452	2,509,442
FNMA, 5.00%, 9/1/20	256,191	276,070
FNMA, 4.50%, 11/1/20	211,796	225,912
FNMA, 6.50%, 3/1/32	193,114	217,862
FNMA, 7.00%, 6/1/32	198,787	221,888
FNMA, 6.50%, 8/1/32	204,926	230,674
FNMA, 5.50%, 7/1/33	1,623,755	1,792,539
FNMA, 5.00%, 11/1/33	8,899,741	9,712,055
FNMA, 6.00%, 12/1/33	5,721,452	6,433,068
FNMA, 5.50%, 8/1/34	6,885,013	7,592,090
FNMA, 5.50%, 9/1/34	416,188	457,880
FNMA, 5.50%, 10/1/34	3,555,162	3,905,317
FNMA, 5.00%, 8/1/35	1,183,922	1,286,438
FNMA, 5.50%, 1/1/36	7,486,923	8,247,188
FNMA, 5.00%, 2/1/36	730,961	794,691
FNMA, 5.50%, 4/1/36	1,972,453	2,171,986
FNMA, 5.00%, 5/1/36	3,442,563	3,742,564
FNMA, 5.50%, 12/1/36	1,290,893	1,420,545
FNMA, 5.50%, 2/1/37	4,754,355	5,233,221
FNMA, 6.50%, 8/1/37	522,776	564,088
FNMA, 6.00%, 9/1/37	1,868,765	2,070,815
FNMA, 6.00%, 11/1/37	10,724,613	11,897,879
FNMA, 6.00%, 9/1/38	361,449	390,311
FNMA, 6.00%, 11/1/38	187,000	201,773
FNMA, 4.50%, 2/1/39	2,681,358	2,845,568
FNMA, 4.50%, 4/1/39	1,649,827	1,754,716
FNMA, 4.50%, 5/1/39	4,160,605	4,453,204
FNMA, 6.50%, 5/1/39	5,722,920	6,365,159
FNMA, 4.50%, 10/1/39	6,418,595	6,838,929
FNMA, 4.50%, 3/1/40	10,097,939	10,733,395
FNMA, 4.00%, 10/1/40	6,003,103	6,182,632
FNMA, 4.50%, 11/1/40	5,680,235	6,039,926
FNMA, 4.50%, 6/1/41	8,022,796	8,532,845
FNMA, 4.00%, 8/1/41	5,526,099	5,691,872
FNMA, 4.50%, 9/1/41	3,687,533	3,918,958
FNMA, 3.50%, 10/1/41	6,656,775	6,632,142
FNMA, 3.50%, 5/1/42	4,279,844	4,258,769
FNMA, 3.50%, 6/1/42	3,705,170	3,687,877
FNMA, 3.50%, 9/1/42	4,561,805	4,539,087
FNMA, 6.50%, 8/1/47	101,277	109,733
FNMA, 6.50%, 8/1/47	107,988	116,884
FNMA, 6.50%, 9/1/47	351,221	380,075
FNMA, 6.50%, 9/1/47	13,033	14,109
FNMA, 6.50%, 9/1/47	38,563	41,748
FNMA, 6.50%, 9/1/47	118,712	128,462
FNMA, 6.50%, 9/1/47	37,402	40,457
FNMA, 6.00%, 4/1/48	1,551,509	1,671,173

GNMA, 3.50%, 1/21/14(3)	5,000,000	5,040,820
GNMA, 4.00%, 1/21/14(3)	22,000,000	22,867,110
GNMA, 5.50%, 12/20/38	4,865,472	5,365,743
GNMA, 6.00%, 1/20/39	1,262,788	1,409,602
GNMA, 5.00%, 3/20/39	6,284,797	6,821,885
GNMA, 5.50%, 3/20/39	2,173,671	2,397,060
GNMA, 5.50%, 4/20/39	3,894,417	4,310,576
GNMA, 4.50%, 1/15/40	4,054,971	4,344,207
GNMA, 4.00%, 11/20/40	14,195,267	14,790,121
GNMA, 4.00%, 12/15/40	3,182,398	3,318,483
GNMA, 4.50%, 7/20/41	13,890,202	14,877,761
GNMA, 3.50%, 6/20/42	16,881,307	17,061,880
GNMA, 3.50%, 7/20/42	12,854,720	12,992,237
GNMA, 4.50%, 8/20/42	12,379,294	13,287,472

		501,667,638

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $588,878,106)		592,373,404

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 7.9%

FHLMC, Series 2684, Class FP, VRN, 0.67%, 1/15/14	3,232,063	3,235,410
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	2,822,283	2,971,308
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	2,846,956	2,976,033
FHLMC, Series 2779, Class FM SEQ, VRN, 0.52%, 1/15/14	82,823	82,895
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	5,107,477	5,409,400
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	2,504,344	2,723,843
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	5,977,097	6,462,272
FHLMC, Series 3397, Class GF, VRN, 0.67%, 1/15/14	2,756,848	2,773,630
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,241,801
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,008,705
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	3,332,371	3,510,936
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	5,007,359	5,276,580
FNMA, Series 2003-42, Class FK, VRN, 0.56%, 1/25/14	126,767	126,869
FNMA, Series 2003-43, Class LF, VRN, 0.51%, 1/25/14	218,042	218,202
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	5,056,169	5,327,862
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	3,431,184	3,626,516
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	5,619,865	5,762,812
FNMA, Series 2007-36, Class FB, VRN, 0.56%, 1/25/14	641,370	643,384
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	6,842,149	7,147,795
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	1,996,632	2,066,454
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	4,774,347	4,960,206
GNMA, Series 2007-5, Class FA, VRN, 0.31%, 1/20/14	2,105,054	2,095,261
GNMA, Series 2008-18, Class FH, VRN, 0.77%, 1/20/14	3,836,667	3,889,974
GNMA, Series 2010-14, Class QF, VRN, 0.62%, 1/16/14	8,633,862	8,687,845
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	3,433,680	3,503,200

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $98,682,439)		99,729,193

U.S. GOVERNMENT AGENCY SECURITIES — 3.0%

FHLMC, 0.625%, 12/29/14	8,000,000	8,036,504
FHLMC, 2.375%, 1/13/22	17,100,000	16,352,285
FNMA, 6.625%, 11/15/30	10,300,000	13,401,021

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $39,629,313)		37,789,810

SHORT-TERM INVESTMENTS — 2.2%

Federal Home Loan Bank Discount Notes, 0.08%, 5/5/14(4)	15,000,000	14,996,925
U.S. Treasury Bills, 0.08%, 5/15/14(4)	13,000,000	12,997,660

TOTAL SHORT-TERM INVESTMENTS (Cost $27,991,996)		27,994,585

TEMPORARY CASH INVESTMENTS — 7.1%

Federal Home Loan Bank Discount Notes, 0.11%, 3/21/14(4)	20,000,000	19,998,700
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $11,565,896), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $11,342,356)		11,342,356
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $13,885,721), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $13,610,827)		13,610,827
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $5,089,898), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $4,990,636)		4,990,636
SSgA U.S. Government Money Market Fund	39,880,960	39,880,960

TOTAL TEMPORARY CASH INVESTMENTS (Cost $89,819,951)		89,823,479

TOTAL INVESTMENT SECURITIES — 117.6% (Cost $1,481,123,718)		1,486,685,619

OTHER ASSETS AND LIABILITIES(5) — (17.6)%		(221,994,678)

TOTAL NET ASSETS — 100.0%		$1,264,690,941

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
80	U.S. Treasury 5-Year Notes	March 2014	9,545,000	124,822
116	U.S. Treasury 10-Year Notes	March 2014	14,273,437	273,627
241	U.S. Treasury Long Bonds	March 2014	30,923,313	467,261
17	U.S. Treasury Ultra Long Bonds	March 2014	2,316,250	27,316
			57,058,000	893,026

Notes to Schedule of Investments
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,380,998.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.

(4)	The rate indicated is the yield to maturity at purchase.
(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	638,975,148	—
U.S. Government Agency Mortgage-Backed Securities	—	592,373,404	—
Collateralized Mortgage Obligations	—	99,729,193	—
U.S. Government Agency Securities	—	37,789,810	—
Short-Term Investments	—	27,994,585	—
Temporary Cash Investments	39,880,960	49,942,519	—

Total Value of Investment Securities	39,880,960	1,446,804,659	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	893,026	—	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,482,072,472
Gross tax appreciation of investments	$22,137,669
Gross tax depreciation of investments	(17,524,522)
Net tax appreciation (depreciation) of investments	$4,613,147

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

December 31, 2013

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 89.2%

U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	147,103,218	169,122,804
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	110,366,018	122,256,191
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	81,264,054	93,609,201
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	60,797,944	65,070,397
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	61,704,801	81,594,973
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	31,246,645	36,685,499
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	50,713,992	69,488,058
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	10,891,116	14,485,609
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	35,514,720	39,874,969
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	45,001,658	50,531,957
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	89,914,500	72,272,286
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	46,520,892	35,757,493
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	32,926,729	34,732,563
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	61,600,240	65,698,073
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	170,865,385	175,564,183
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	104,102,209	114,296,939
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	96,798,892	106,588,454
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	246,763,200	253,790,276
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	93,298,810	105,012,195
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	45,452,708	49,426,275
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	75,263,625	76,792,380
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	35,684,944	38,707,031
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	59,606,508	66,598,649
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	42,764,843	47,549,160
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	56,156,360	60,324,229
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	115,755,642	123,867,566
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	111,927,261	117,632,977
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	107,003,211	108,629,124
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	185,722,200	178,452,847
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	118,814,670	113,797,483
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	194,049,814	183,202,817
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	64,725,105	62,391,441

TOTAL U.S. TREASURY SECURITIES (Cost $2,865,098,635)		2,933,804,099

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.8%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	1,188,918	1,188,247
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/14	5,300,000	5,658,667
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	2,000,000	1,876,913
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	7,000,000	6,436,290
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/14	4,450,000	4,567,569
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/14	11,660,477	11,780,965
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	5,793,722	6,006,847

Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/14(3)	8,350,000	7,846,938
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	5,525,000	5,697,830
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.49%, 1/11/14	2,027,477	2,041,384
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/14	7,500,000	7,950,131

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $62,408,151)		61,051,781

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.6%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,445,133	1,500,184
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	2,781,537	2,885,816
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	1,318,088	1,352,025
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	2,118,302	2,240,815
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	3,911,676	4,057,589
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	4,033,083	4,196,023
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	2,709,506	2,892,596
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 1/1/14	2,205,996	2,290,795
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 1/1/14	739,581	741,113
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/14	2,557,410	2,549,247
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 1/1/14(3)	9,900,577	9,978,771
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	3,290,007	3,502,852
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	3,477,957	3,669,465
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,103,376	1,140,759

		42,998,050

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	8,301,438	9,029,034

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,864,843)		52,027,084

CORPORATE BONDS — 1.5%

AEROSPACE AND DEFENSE†
Lockheed Martin Corp., 4.25%, 11/15/19	1,000,000	1,076,084

BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	3,120,000	3,898,072
PepsiCo, Inc., 2.75%, 3/1/23	1,050,000	972,186

		4,870,258

CAPITAL MARKETS†
Ameriprise Financial, Inc., 4.00%, 10/15/23	200,000	199,479

COMMERCIAL BANKS†
PNC Funding Corp., 3.625%, 2/8/15	980,000	1,014,011

CONSUMER FINANCE — 0.1%
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	520,000	512,808
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23	1,000,000	908,963
PNC Bank N.A., 6.00%, 12/7/17	1,200,000	1,368,107

		2,789,878

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	500,037

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Citigroup, Inc., 1.75%, 5/1/18	1,000,000	983,842
Citigroup, Inc., 4.50%, 1/14/22	1,000,000	1,060,031
General Electric Capital Corp., MTN, 5.625%, 9/15/17	200,000	227,623
General Electric Capital Corp., MTN, 6.00%, 8/7/19	2,550,000	2,993,891

		5,265,387

DIVERSIFIED TELECOMMUNICATION SERVICES†
Verizon Communications, Inc., 6.10%, 4/15/18	970,000	1,127,127

FOOD PRODUCTS†
Unilever Capital Corp., 2.20%, 3/6/19	500,000	499,684

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 1.85%, 1/15/17	1,300,000	1,314,496

HEALTH CARE PROVIDERS AND SERVICES†
UnitedHealth Group, Inc., 4.25%, 3/15/43	1,200,000	1,077,184

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	2,970,000	3,363,489

INSURANCE — 0.2%
Boeing Capital Corp., 2.125%, 8/15/16	3,680,000	3,799,015
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	1,000,000	932,017

		4,731,032

IT SERVICES†
International Business Machines Corp., 1.95%, 7/22/16	980,000	1,007,360

MACHINERY†
Deere & Co., 2.60%, 6/8/22	520,000	486,397

MEDIA†
Time Warner Cable, Inc., 8.25%, 2/14/14	1,210,000	1,220,424

METALS AND MINING — 0.1%
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,332,862

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18	3,250,000	3,792,139
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,407,215

		5,199,354

OIL, GAS AND CONSUMABLE FUELS — 0.1%
Apache Corp., 4.75%, 4/15/43	1,170,000	1,135,112
BP Capital Markets plc, 2.50%, 11/6/22	520,000	473,616
Chevron Corp., 2.43%, 6/24/20	150,000	146,006
ConocoPhillips, 4.75%, 2/1/14	1,598,000	1,603,448

Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	1,003,848

		4,362,030

PHARMACEUTICALS — 0.1%
AbbVie, Inc., 2.90%, 11/6/22	1,375,000	1,285,594
Roche Holdings, Inc., 6.00%, 3/1/19(3)	1,941,000	2,272,806

		3,558,400

ROAD AND RAIL†
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	319,352

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 2.70%, 12/15/22	350,000	322,745

SOFTWARE — 0.1%
Microsoft Corp., 2.125%, 11/15/22	560,000	506,078
Oracle Corp., 2.50%, 10/15/22	1,100,000	1,007,879

		1,513,957

WIRELESS TELECOMMUNICATION SERVICES†
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	560,000	709,429

TOTAL CORPORATE BONDS (Cost $47,545,977)		48,860,456

MUNICIPAL SECURITIES — 0.1%

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	430,000	527,193
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	295,000	326,070
Texas GO, (Building Bonds), 5.52%, 4/1/39	875,000	984,856

TOTAL MUNICIPAL SECURITIES (Cost $1,599,435)		1,838,119

TEMPORARY CASH INVESTMENTS — 3.9%

CRC Funding LLC, 0.01%, 1/2/14(3)(4)	10,580,000	10,579,935
Govco LLC, 0.01%, 1/2/14(3)(4)	24,100,000	24,100,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $15,458,737), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $15,159,958)		15,159,958
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $18,559,367), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $18,191,950)		18,191,950
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $6,803,052), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $6,670,382)		6,670,382
SSgA U.S. Government Money Market Fund	53,272,121	53,272,121

TOTAL TEMPORARY CASH INVESTMENTS (Cost $127,974,401)		127,974,346

TOTAL INVESTMENT SECURITIES — 98.1% (Cost $3,156,491,442)	3,225,555,885

OTHER ASSETS AND LIABILITIES — 1.9%	62,927,243

TOTAL NET ASSETS — 100.0%	$3,288,483,128

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
224	U.S. Treasury 5-Year Notes	March 2014	26,726,000	232,996
332	U.S. Treasury 10-Year Notes	March 2014	40,851,563	718,127
112	U.S. Treasury Long Bonds	March 2014	14,371,000	158,452
73	U.S. Treasury Ultra Long Bonds	March 2014	9,946,250	117,299
			91,894,813	1,226,874

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
Goldman Sachs International/ CDX North America Investment Grade 20 Index	45,000,000	Buy	1.00	6/20/18	(515,364)	(908,500)

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(799,480)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(14,765)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(144,938)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51	3/30/19	(371,077)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(283,796)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62	3/18/20	(2,561,474)

Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(217,781)
Barclays Bank plc	54,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.66	9/12/14	(97,290)
Barclays Bank plc	55,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.69	9/22/14	(160,371)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77	9/23/14	(261,069)
Barclays Bank plc	55,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(772,555)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(562,760)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,043,300)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(1,669,334)
						(9,959,990)

Notes to Schedule of Investments
CDX	-	Credit Derivatives Indexes
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $12,947,472.

(2)	Final maturity date indicated, unless otherwise noted.
(3)

Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $64,023,670, which represented 1.9% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	2,933,804,099	—
Commercial Mortgage-Backed Securities	—	61,051,781	—
Collateralized Mortgage Obligations	—	52,027,084	—
Corporate Bonds	—	48,860,456	—
Municipal Securities	—	1,838,119	—
Temporary Cash Investments	53,272,121	74,702,225	—

Total Value of Investment Securities	53,272,121	3,172,283,764	—

Other Financial Instruments
Futures Contracts	1,226,874	—	—
Swap Agreements	—	(10,475,354)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	1,226,874	(10,475,354)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,158,935,187
Gross tax appreciation of investments	$160,686,768
Gross tax depreciation of investments	(94,066,070)
Net tax appreciation (depreciation) of investments	$66,620,698

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

December 31, 2013

Short-Term Government - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 73.2%

U.S. Treasury Notes, 1.25%, 4/15/14	3,500,000	3,511,554
U.S. Treasury Notes, 0.25%, 5/31/15	42,500,000	42,522,397
U.S. Treasury Notes, 0.375%, 6/30/15	7,000,000	7,015,036
U.S. Treasury Notes, 1.875%, 6/30/15	9,000,000	9,219,555
U.S. Treasury Notes, 0.25%, 7/31/15	8,150,000	8,150,000
U.S. Treasury Notes, 1.75%, 7/31/15	44,400,000	45,440,647
U.S. Treasury Notes, 0.25%, 10/31/15	18,400,000	18,375,197
U.S. Treasury Notes, 0.375%, 11/15/15(1)	15,700,000	15,711,351
U.S. Treasury Notes, 0.25%, 11/30/15	10,500,000	10,479,693
U.S. Treasury Notes, 1.375%, 11/30/15	31,700,000	32,317,294
U.S. Treasury Notes, 2.125%, 12/31/15	6,000,000	6,206,952
U.S. Treasury Notes, 0.375%, 1/15/16	7,600,000	7,597,629
U.S. Treasury Notes, 0.50%, 6/15/16	16,000,000	15,984,368
U.S. Treasury Notes, 1.50%, 6/30/16	6,000,000	6,138,750
U.S. Treasury Notes, 1.50%, 7/31/16	5,000,000	5,114,260
U.S. Treasury Notes, 0.625%, 12/15/16	22,000,000	21,909,756

TOTAL U.S. TREASURY SECURITIES (Cost $255,628,151)		255,694,439

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 10.0%

FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	758,427	773,075
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	3,195,607	3,352,656
FHLMC, Series 2684, Class FP, VRN, 0.67%, 1/15/14	550,197	550,766
FHLMC, Series 2718, Class FW, VRN, 0.52%, 1/15/14	368,571	368,656
FHLMC, Series 2779, Class FM SEQ, VRN, 0.52%, 1/15/14	55,541	55,589
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	1,372,299	1,427,696
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	866,746	886,984
FHLMC, Series 3575, Class A SEQ, 4.00%, 11/15/22	391,413	395,063
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	744,546	770,061
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	2,205,854	2,245,752
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	713,017	752,266
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,776,410	1,871,599
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	3,195,002	3,366,781
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	1,102,793	1,162,123
FNMA, Series 2003-17, Class FN, VRN, 0.46%, 1/25/14	1,234,635	1,239,850
FNMA, Series 2003-42, Class FK, VRN, 0.56%, 1/25/14	127,515	127,618
FNMA, Series 2003-43, Class LF, VRN, 0.51%, 1/25/14	146,220	146,328
FNMA, Series 2003-76, Class DE SEQ, 4.00%, 9/25/31	171,221	171,361
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,625,402	2,766,478
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,720,284	1,818,217
FNMA, Series 2006-60, Class KF, VRN, 0.46%, 1/25/14	2,962,800	2,964,093
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	839,659	900,401
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	472,395	480,498
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	2,363,859	2,469,455
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	523,707	542,021
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	955,417	985,886
GNMA, Series 2010-14, Class QF, VRN, 0.62%, 1/16/14	2,214,867	2,228,715

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,788,196)		34,819,988

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 7.2%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.9%
FHLMC, VRN, 2.07%, 1/15/14	1,342,257	1,346,087
FHLMC, VRN, 2.22%, 1/15/14	42,997	43,568
FHLMC, VRN, 2.26%, 1/15/14	265,869	282,262
FHLMC, VRN, 2.31%, 1/15/14	2,859,763	3,083,458
FHLMC, VRN, 2.32%, 1/15/14	767,234	820,862
FHLMC, VRN, 2.36%, 1/15/14	742,284	729,798
FHLMC, VRN, 2.50%, 1/15/14	22,664	22,929
FHLMC, VRN, 2.57%, 1/15/14	571,266	599,599
FHLMC, VRN, 2.63%, 1/15/14	32,688	32,950
FHLMC, VRN, 2.67%, 1/15/14	2,552,930	2,631,303
FHLMC, VRN, 3.43%, 1/15/14	369,187	393,060
FHLMC, VRN, 3.59%, 1/15/14	1,204,616	1,281,949
FHLMC, VRN, 3.76%, 1/15/14	1,647,047	1,719,193
FHLMC, VRN, 4.05%, 1/15/14	436,840	461,914
FHLMC, VRN, 4.68%, 1/15/14	242,129	259,706
FHLMC, VRN, 5.36%, 1/15/14	207,619	217,118
FHLMC, VRN, 6.12%, 1/15/14	258,023	272,299
FNMA, VRN, 1.86%, 1/25/14	19,222	20,018
FNMA, VRN, 1.875%, 1/25/14	821,990	864,453
FNMA, VRN, 1.91%, 1/25/14	7,256	7,583
FNMA, VRN, 1.93%, 1/25/14	1,781,362	1,890,372
FNMA, VRN, 1.94%, 1/25/14	204,299	216,965
FNMA, VRN, 1.99%, 1/25/14	28,492	29,983
FNMA, VRN, 2.18%, 1/25/14	7,190	7,272
FNMA, VRN, 2.19%, 1/25/14	12,816	13,153
FNMA, VRN, 2.20%, 1/25/14	27,694	27,962
FNMA, VRN, 2.24%, 1/25/14	6,843	7,182
FNMA, VRN, 2.28%, 1/25/14	16,952	18,051
FNMA, VRN, 2.32%, 1/25/14	9,026	9,528
FNMA, VRN, 2.375%, 1/25/14	3,788	3,827
FNMA, VRN, 2.42%, 1/25/14	122,212	130,169
FNMA, VRN, 2.44%, 1/25/14	864	880
FNMA, VRN, 2.74%, 1/25/14	687,099	710,501
FNMA, VRN, 2.75%, 1/25/14	4,153	4,378
FNMA, VRN, 2.75%, 1/25/14	9,954	10,530
FNMA, VRN, 3.02%, 1/25/14	1,405,111	1,425,383
FNMA, VRN, 3.32%, 1/25/14	1,868,703	1,924,787
FNMA, VRN, 3.36%, 1/25/14	271,957	290,505
FNMA, VRN, 3.81%, 1/25/14	416,000	437,162
FNMA, VRN, 3.85%, 1/25/14	18,929	20,263
FNMA, VRN, 3.875%, 1/25/14	6,005	6,022
FNMA, VRN, 3.93%, 1/25/14	963,871	1,030,644
FNMA, VRN, 4.17%, 1/25/14	6,490	6,508
FNMA, VRN, 4.58%, 1/25/14	45,685	45,861
FNMA, VRN, 5.33%, 1/25/14	342,720	368,448
FNMA, VRN, 6.05%, 1/25/14	335,390	365,807
FNMA, VRN, 6.19%, 1/25/14	3,141	3,107
FNMA, VRN, 7.49%, 1/25/14	1,281	1,324
GNMA, VRN, 1.625%, 1/20/14	4,744	4,913

GNMA, VRN, 2.125%, 1/20/14	9,928	10,320
GNMA, VRN, 3.00%, 1/20/14	34,632	36,355

		24,148,271

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, 7.00%, 12/1/14	1,352	1,375
FHLMC, 6.00%, 1/1/15	22,860	23,087
FHLMC, 7.50%, 5/1/16	29,661	30,620
FHLMC, 5.50%, 11/1/17	133,224	140,535
FNMA, 6.00%, 1/1/14	1	1
FNMA, 6.00%, 7/1/14	2,503	2,523
FNMA, 5.50%, 4/1/16	33,201	35,327
FNMA, 7.00%, 5/1/32	267,445	301,220
FNMA, 7.00%, 5/1/32	134,066	150,840
FNMA, 7.00%, 6/1/32	118,330	133,738
FNMA, 7.00%, 6/1/32	21,666	24,351
FNMA, 7.00%, 8/1/32	123,751	139,135
GNMA, 9.50%, 11/20/19	3,952	4,135

		986,887

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,660,893)		25,135,158

U.S. GOVERNMENT AGENCY SECURITIES — 6.1%

FHLB, 0.375%, 1/29/14	127,000	127,027
FHLB, Series 467, 5.25%, 6/18/14	276,000	282,536
FHLB, Series 1, 0.625%, 12/28/16	1,500,000	1,494,381
FHLB, Series 1, 1.00%, 6/21/17	684,000	682,215
FHLMC, 0.625%, 12/29/14	3,000,000	3,013,689
FHLMC, 0.875%, 10/14/16	4,900,000	4,919,551
FHLMC, Series 1, 0.75%, 1/12/18	1,000,000	973,844
FNMA, 0.50%, 3/30/16	8,700,000	8,695,493
FNMA, 0.875%, 5/21/18	540,000	522,684
FNMA, 1.875%, 9/18/18	490,000	493,558

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $21,211,948)		21,204,978

TEMPORARY CASH INVESTMENTS — 5.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $2,913,137), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $2,856,833)		2,856,833
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $3,497,438), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $3,428,200)		3,428,200
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $1,282,008), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,257,006)		1,257,006
SSgA U.S. Government Money Market Fund	10,092,032	10,092,032

TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,634,071)		17,634,071

TOTAL INVESTMENT SECURITIES — 101.5% (Cost $353,923,259)	354,488,634

OTHER ASSETS AND LIABILITIES — (1.5)%	(5,385,189)

TOTAL NET ASSETS — 100.0%	$349,103,445

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
109	U.S. Treasury 2-Year Notes	March 2014	23,959,563	(44,491)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
136	U.S. Treasury 5-Year Notes	March 2014	16,226,500	177,524

Notes to Schedule of Investments
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $170,123.

(2)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
U.S. Treasury Securities	—	255,694,439	—
Collateralized Mortgage Obligations	—	34,819,988	—
U.S. Government Agency Mortgage-Backed Securities	—	25,135,158	—
U.S. Government Agency Securities	—	21,204,978	—
Temporary Cash Investments	10,092,032	7,542,039	—

Total Value of Investment Securities	10,092,032	344,396,602	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	133,033	—	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$353,926,081
Gross tax appreciation of investments	$890,225
Gross tax depreciation of investments	(327,672)
Net tax appreciation (depreciation) of investments	$562,553

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2014